Derivative Financial Instruments - Additional Information (Details) - Equity derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Shares in derivative instrument (in shares)	593,712
Financial instruments designated as fair value hedges		€ 29